SCHEDULE OF ANTI -DILUTED SECURITIES EXCLUDED FROM DILUTED NET LOSS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	388,936	390,710	389,010	17,687
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	377,818	377,818	377,818	4,971
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,118	12,892